Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share-based payment arrangement expense

In € thousand	2022	2021
General population and executives – standard ESOP (equity-settled)	5,225	17,925
General population – RSU	1,728	—
Executives – ESOP modified	1,705	—
Executives – RSU	1,676	—
Executives – Performance-based stock options	(919)	—
Executives – Time-based stock options	3,463	—
Executives – Success fees (cash-settled)	2,141	—
Executives – Success fee (equity-settled)	—	1,506
JSOP incl. bonus (cash-settled)	(3,411)	—
Total expense	11,608	19,431

General population and executives - standard ESOP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity-settled share-based payments	5,225	17,925
Expense arising from cash-settled share-based payments	—	—

Schedule of movements

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	19,573,307	€0.00	17,204,854	€0.00
Granted during the period	5,714	€0.00	1,279,936	€0.00
Forfeited during the period	(442,835)	€0.00	(285,700)	€0.00
Exercised during the period	(8,253,725)	€0.00	—	—
Transferred to cash-settled	(22,856)	€0.00	—	—
Transferred from cash-settled	—	—	908,526	€0.00
Outstanding at June 30	10,859,605	€0.00	19,107,616	€0.00

General population - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity settled RSU	1,728	—

Schedule of movements

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	162,800	€0.12	—	—
Assigned during the period	2,782,614	€0.12	—	—
Forfeited during the period	(9,837)	—	—	—
Outstanding at June 30	2,935,577	€0.12	—	—

Executives - ESOP modified
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity-settled share-based payments	1,705	—

Schedule of movements

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	1,888,477	€7.90	—	—
Granted during the period	—	—	—	—
Forfeited during the period	(86,796)	€8.90	—	—
Outstanding at June 30	1,801,681	€7.85	—	—

Executives - Restricted Stock Units ("RSU")
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from equity settled RSU	1,676	—

Schedule of movements

	2022		2021
	Number	2022	Number	2021
(in units)	of options	WAEP	of options	WAEP
Outstanding at January 1	1,050,913	€0.12	—	—
Assigned during the period	370,434	€0.12	—	—
Forfeited during the period	(163,200)	€0.12	—	—
Exercised during the period	(49,548)	€0.12
Outstanding at June 30	1,208,599	€0.12	—	—

Executives - Performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense (income) from share-based payment arrangement

In € thousand	2022	2021
Income arising from performance-based stock options	(919)	—

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	7,036,501	€8.15	—	—
Assigned during the period	1,272,059	€9.42	—	—
Forfeited during the period	(4,711,839)	€8.66	—	—
Outstanding at June 30	3,596,721	€7.93	—	—

Schedule of inputs used for measurement of fair values

June 30, 2022
Risk free rate range	0.60% - 0.81%
Expected dividend yield	—
Expected exercise term	3.3 years
Expected volatility	109.9% - 111.4%

Executives - Time-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense arising from time-based stock options	3,463	—

Schedule of movements

	2022		2021
	Number of	2022	Number of	2021
(in units)	options	WAEP	options	WAEP
Outstanding at January 1	2,951,000	€7.25	—	—
Granted during the period	768,817	€3.62	—	—
Forfeited during the period	—	—	—	—
Outstanding at June 30	3,719,817	€6.50	—	—

Schedule of inputs used for measurement of fair values

June 30, 2022
Risk free rate	(0.69)% – 0.21%
Expected dividend yield	—
Expected exercise term	9.9 years
Expected volatility	121.9% - 124.1%

Executives - Success fees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense from share-based payment arrangement

In € thousand	2022	2021
Expense for success fees cash-settled	2,141	—
Expense for success fee equity-settled	—	1,506
Total expense	2,141	1,506

Executives - Joint Stock Ownership plan (JSOP) and bonus
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of expense (income) from share-based payment arrangement

In € thousand	2022	2021
Expense/(income) for JSOP	(2,718)	—
Expense/(income) for bonus	(693)	—
Total expense/(income)	(3,411)	—